Schedule of Supplemental Cash Flow Information Related To Leases (Details) - Scienture Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for accounts included in the measurements of lease liabilities
Operating cash flows for Operating leases	$ 7,200
Right of Use Assets obtained in exchange for new Lease Liabilities	$ 205